SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENT
Schedule of total compensation cost recognized for share options granted
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	—	—
General and administrative expenses	3,615	10,479	166
	3,615	10,479	166

Directors
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	40,000	7.70	1.63	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or cancelled	—	—	—	—
Outstanding at December 31, 2012	40,000	7.70	0.63	—
Vested and expected to vest at December 31, 2012	40,000	7.70	0.63	—
Exercisable at December 31, 2012	40,000	7.70	0.63	—

Schedule of assumptions used in estimating the grant-date fair value of options granted

Suboptimal exercise factor	1.5
Risk-free interest rate	3.67%
Expected volatility rate	59%
Expected dividend yield	0%
Expected share option life	4.46 years
Estimated forfeiture rate	0%
Fair value of ordinary share	US$2.08

Consultants
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	59,250	6.57	2.16	—
Granted	50,000	0.62	—
Exercised	—	—	—	—
Forfeited or cancelled	(50,000)	0.62	—	—
Outstanding at December 31, 2012	59,250	6.57	0.55	1
Vested and expected to vest at December 31, 2012	59,250	6.57	0.55	1
Exercisable at December 31, 2012	59,250	6.57	0.55	1

Schedule of assumptions used in estimating the grant-date fair value of options granted

	December 31,
	2010	2011	2012
Suboptimal exercise factor	1.5	3	1.5
Risk-free interest rate	0.87-1.48%	0.85%	0.83%
Expected volatility rate	40.09%	71.87%	73.4%
Expected dividend yield	0%	0%	0%
Expected share option life	2.63-3.93 years	5 years	5 years
Estimated forfeiture rate	0%	0%	0%
Fair value of ordinary share	US$2.46	US$0.38	US$0.44

Employees
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2012	407,706	0.46	5.00	—
Granted	10,529,998	0.63	—	—
Exercised	—	—	—	—
Forfeited or cancelled	(7,238,217)	0.62	—	—
Expired	(64,237)	0.46	—	—
Outstanding at December 31, 2012	3,635,250	0.62	4.17	38
Vested and expected to vest at December 31, 2012	3,635,250	0.62	4.17	38
Exercisable at December 31, 2012	343,469	0.46	1.60	38

Schedule of assumptions used in estimating the grant-date fair value of options granted

	January 25,	December 28,	May 1,	December 1,
	2010	2011	2012	2012
Suboptimal exercise factor	1.5	—	1.5	1.5
Risk-free interest rate	3.07%	0.85%	0.83%	0.62%
Expected volatility rate	58%	71.87%	73.4%	89.21%
Expected dividend yield	—	—	—	—
Expected share option life	4.86 years	5 years	5 years	5 years
Estimated forfeiture rate
Founders	—	—	—	—
Senior management	8.9	—	—	—
Employees	4.3	—	—	—
Fair value of ordinary shares	US $4.63	US$0.39	US$0.44	US$0.62